Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

Prospectus

December 31, 2019

INVESTMENT OBJECTIVE:

Long term capital appreciation

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Beginning January 1, 2021, the Fund intends to meet its shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Fund’s website, www.sparrowcapital.com, rather than delivering paper copies.  You will be notified by mail each time a report is posted and provided with a website link to access the report.  You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (888) 727-3301.

You may elect to receive shareholders reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Fund at (888) 727-3301.  If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

TABLE OF CONTENTS

SPARROW GROWTH FUND SUMMARY

1

INVESTMENT OBJECTIVE

1

FEES AND EXPENSES OF THE FUND

1

PORTFOLIO TURNOVER

1

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

2

PRINCIPAL RISKS OF INVESTING IN THE FUND

2

IS THE FUND RIGHT FOR YOU?

4

PERFORMANCE

4

MANAGEMENT

7

PURCHASE AND SALE OF FUND SHARES

7

TAX INFORMATION

7

FINANCIAL INTERMEDIARY COMPENSATION

7

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS  9

INVESTMENT OBJECTIVE

9

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

9

TEMPORARY DEFENSIVE POSITIONS

10

PRINCIPAL RISKS OF INVESTING IN THE FUND

10

PORTFOLIO HOLDINGS

12

MANAGEMENT OF THE FUND

13

DETERMINATION OF NET ASSET VALUE

13

HOW TO BUY SHARES

14

SALES CHARGES APPLICABLE TO CLASS A SHARES

16

SALES CHARGE REDUCTION AND WAIVERS

16

AUTOMATIC INVESTMENT PLAN

19

DISTRIBUTION PLANS

19

ADDITIONAL INVESTMENTS

20

TAX SHELTERED RETIREMENT PLANS

20

OTHER PURCHASE INFORMATION

20

HOW TO EXCHANGE SHARES

20

HOW TO REDEEM SHARES

21

DIVIDENDS, DISTRIBUTIONS AND TAXES

23

FINANCIAL HIGHLIGHTS

25

PRIVACY POLICY

29

FOR MORE INFORMATION

30

SPARROW GROWTH FUND SUMMARY

Investment Objective

The investment objective of the Sparrow Growth Fund is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled “Sales Charge Reduction and Waivers” on page  of this prospectus and in the section entitled “Determination of Net Asset Value on page  of the Fund’s Statement of Additional Information.

	Class A	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.50%	1.00%
Other Expenses	0.60%	0.60%

Total Annual Fund Operating Expenses	2.10%	2.60%

Example:

The example below is intended to help you compare the cost of investing in the Fund’s Class A and Class C shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A and Class C shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A and Class C operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$776	$1,195	$1,639	$2,866
Class C	$263	$808	$1,380	$2,934

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.94% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser.  The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum.  These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category.  The Fund may invest without limitation in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”).  Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund is not a complete investment program.  As with any mutual fund investment, the Fund’s returns will vary and you could lose money.  The following are the principal risks of investing in the Fund:

•

Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

•

Company Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.  The value of an individual company can be more volatile than the market as a whole.

•

Growth Style Investing Risk.  If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•

Management Risk.  If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

•

Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

•

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•

The earnings and prospects of smaller companies are more volatile than larger companies.

•

Smaller companies may experience higher failure rates than do larger companies.

•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•

Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Fixed Income Risk.  The issuer of a bond may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.  If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.  The value of fixed income securities generally decreases when interest rates rise and increases when interest rates fall.

•

Foreign and Emerging Markets Securities Risk.  Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.  To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.

•

Sector Risk.  If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Technology Sector Risk.  Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Is the Fund Right for You?

The Fund may be suitable for:

•

Long-term investors seeking a mutual fund with a growth investment strategy

•

Investors willing to accept price fluctuations in their investment

•

Investors who can tolerate the risks associated with common stocks

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund’s Class A shares by showing changes in the Fund’s Class A shares’ performance from year to year and by showing how the Fund’s Class A shares’ average annual returns for 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

40.00%
35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
19.27%
13.23%
4.23%
11.80%
37.23%
0.87%
-0.97%
-4.42%
31.28%
6.56%
2009
2010
2011
2012
2013
2014
2015
2016
2017
2018

2008	-46.25%
2009	19.27%
2010	13.23%
2011	4.23%
2012	11.80%
2013	37.23%
2014	-0.87%
2015	-0.97%

2016	-4.42%
2017	31.28%
2018	6.56%

The Fund’s Class A Share year-to-date performance as of September 30, 2019 was 11.32%.

During the period shown in the chart for Class A, the highest return for a quarter was 17.67% (quarter ended September 30, 2009); and the lowest return was -25.72% (quarter ended December 31, 2018).  Class A shares are sold subject to a sales load, which is not reflected in the bar chart.  If the sales load was included, the returns would be less than those shown.

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Year	10 Year
Class A Shares
Return Before Taxes	0.41%	4.72%	10.52%
Return After Taxes on Distributions	1.03%	3.76%	9.85%
Return After Taxes on Distributions and Sale of Fund Shares	1.10%	3.53%	8.60%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only the Fund’s Class A, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

Management

Investment Adviser:  Sparrow Capital Management, Inc. is the Fund’s investment adviser.

Portfolio Manager: Gerald Sparrow, the President and Chief Investment Officer of the adviser, is and has been the Fund’s sole portfolio manager since its inception in 1998.

Purchase and Sale of Fund Shares

The minimum initial investment in the Fund is set forth in the table below.

Account Type	Minimum Investments
Initial Investments: • Taxable Accounts • Qualified Retirement Accounts • Qualified Retirement Accounts and Educational IRAs, each with Automatic Investment Plan • Educational IRAs	• $1,000 • $100 • No minimum • $200
Subsequent Investments: • Taxable Accounts • Qualified Retirement Accounts • Qualified Retirement Accounts and Educational IRAs, each with Automatic Investment Plan • Educational IRAs	• $50 • $25 • $25 for minimum of 12 consecutive months • No minimum

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information

Dividends and capital gain distributions you receive from the Fund are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k).

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Sparrow Growth Fund (the “Fund”) is long-term capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser.  The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum.  These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The adviser believes that buying stocks of good businesses with strong earnings-per-share growth prospects at reasonable prices is the best formula for long-term success, rather than chasing hot sectors.  In determining whether prices are reasonable, the adviser attempts to determine value by comparing a company’s assets and business strengths to the current price of the company’s stock.  In valuing a company, the adviser takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company’s business.  To assess management strength, the adviser looks for characteristics such as a long-term record of success or positive opinions from industry observers.  The adviser also may select stocks of companies whose businesses it expects to be impacted in a favorable manner by new products, services or contracts, regulatory action and/or trends in the economy.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category.  This means the Fund may invest in companies of all sizes, which includes large-, mid-, and small-cap securities.  Small-cap companies are defined by the adviser has those having market capitalization of less than $1 billion.  Mid-cap companies are defined by the adviser as those having market capitalization between $1 billion and $5 billion.  Large-cap companies are defined by the adviser as those having market capitalization in excess of $5 billion.  The Fund may invest in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”).  ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.  .  Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).  The Fund may retain securities that are subsequently downgraded or in default, or the adviser may sell them in an orderly manner.  The Fund typically invests in debt securities of a company if the adviser believes that the company’s bonds offer more potential for participating in the company’s long-term prospects than could be achieved by investing in the company’s other available securities.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.  The Fund may also invest in these money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks of Investing in the Fund

•

Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

•

Company Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.  The value of an individual company can be more volatile than the market as a whole.

•

Growth Style Investing Risk.  The Fund typically invests in companies that appear to be growth-oriented companies.  Growth companies are companies that the adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on divided income.  If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•

Management Risk.  The adviser’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective.  If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

•

Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•

The earnings and prospects of smaller companies are more volatile than larger companies.

•

Smaller companies may experience higher failure rates than do larger companies.

•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•

Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Fixed Income Risk.  The issuer of a bond may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.  If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.  Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise.

•

Foreign and Emerging Markets Securities Risk.  Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.  To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.  These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

•

Sector Risk.  If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.  For example, the Fund may have a greater focus in technology companies than the S&P 500 and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

Technology Sector Risk.  Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Portfolio Holdings

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.  Shareholders may request portfolio holdings schedules at no charge by calling (888) 727-3301.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality.  Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in: financial losses; interference with the Fund's ability to calculate NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Investment Adviser:  Sparrow Capital Management, Inc., 211 North Broadway, Suite 2080, St. Louis, Missouri  63102, manages the Fund’s investments.  The adviser is an independent registered investment adviser and, as of November 30, 2019 had over $162.1 million of equity and fixed income assets under management.  Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds.  The firm was founded in 1988 by President Gerald R. Sparrow.  Mr. Sparrow controls the adviser.

 For the fiscal year ended August 31, 2019, the Fund paid the adviser a management fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s annual report for the year ended August 31, 2019 contains information about the factors that the Board of Trustees considered in renewing the Fund’s management agreement with Sparrow Capital Management on July 25, 2019.

Portfolio Manager: Mr. Gerald Sparrow is the Fund’s sole portfolio manager, with day-to-day responsibility for managing the Fund’s portfolio and selecting its portfolio securities.  Mr. Sparrow is the President and Chief Investment Officer of the adviser and guides the growth, development, and overall investment philosophy of the adviser.  Mr. Sparrow has over 20 years of investment management experience.  In addition to his responsibilities at the adviser, Mr. Sparrow also serves as the general partner of a private investment partnership.  Mr. Sparrow graduated summa cum laude from the University of Missouri with a BS in Business in 1985 and he received an MBA from Washington University in 1987.  Mr. Sparrow has served as a portfolio manager for the Fund since its inception in 1998.

The Fund’s Statement of Additional Information provides additional information about the portfolio manager, including his compensation, other accounts that he manages, and his ownership of shares of the Fund.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares of the Fund is based on the net asset value per share (“NAV”).  The NAV is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on each business day on which the New York Stock Exchange is open for trading (“Business Day”).  The Stock Exchange is closed on weekends, most Federal holidays, and during some emergencies. The NAV is calculated separately by dividing the value of the total assets of the class (including dividends and interest accrued but not yet received) minus liabilities of the class (including accrued expenses) by the total number of outstanding shares of the class.  Purchases and redemptions of shares of the Fund, or a person authorized by the Fund, will be made at the NAV next calculated after an order is received by the Fund in proper form.  Because the value of the Fund’s investment portfolio changes every Business Day, the NAV usually changes as well.

Securities held by the Fund generally are valued at market value. Short-term securities with maturities of 60 days or less are valued based on amortized cost.  If market quotations are not readily available or are deemed unreliable, the security will be valued at a fair value determined in good faith by the adviser, in accordance with policies and procedures adopted and regularly reviewed for appropriateness and accuracy by the Board of Trustees.  Fair valuation also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Investments in foreign securities or other thinly traded securities are more likely to trigger fair valuation than other securities. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

Shares of the Fund are purchased at the public offering price, and are sold primarily through broker-dealers and other financial institutions, and are subject to 12b-1 fees discussed in more detail below under “Distribution Plan.”  Shares may also be purchased directly from the Fund through the distributor or the Fund’s adviser - for more information, call Mutual Shareholder Services, LLC (“Shareholder Services”) at (888) 727-3301.  The Fund offers three classes of shares.  There are many factors to consider when choosing the share class that is appropriate for your investment needs. Some of these include the amount of your initial investment, the total amount you intend to invest over time, and how long you intend to hold your investment before redeeming your shares of the Fund. Only Class A and Class C shares are offered in this prospectus.

You may purchase shares of the Fund by investing the minimum amount required for the type of shares you are purchasing, and the type of account that you open, as described below.  The adviser may waive these minimum investments in its sole discretion.  If your investment is aggregated into an omnibus account established by an investment adviser, broker-dealer or other financial intermediary, the investment minimums apply to the omnibus account, not to your individual account; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus.  If you purchase or redeem shares through a financial intermediary, you may be charged a fee by that intermediary.

Account Type	Minimum Investments

Initial Investments:

•

Taxable Accounts

•

Qualified Retirement Accounts

•

Qualified Retirement Accounts with Automatic Investment Plan

•

Educational IRAs

•

Educational IRAs with Automatic Investment Plans

• $1,000 • $100 • No minimum • $200 • No minimum

Subsequent Investments:

•

Taxable Accounts

•

Qualified Retirement Accounts

•

Qualified Retirement Accounts with Automatic Investment Plan

•

Educational IRAs

•

Educational IRAs with Automatic Investment Plan

• $50 • $25 • $25 for minimum of 12 consecutive months • No minimum • $25 for minimum of 12 consecutive months

Initial Purchase- You may open an account and make an initial investment through securities dealers having a sales agreement with the Fund’s distributor.  You may also invest directly by mail or by wire:

By Mail- To be in proper form, your initial purchase request must include:

•

a completed and signed investment application form which accompanies this Prospectus; and

•

a check (subject to the minimum amounts) made payable to the Fund.

Mail the completed application and check to:

U.S. Mail:  Sparrow Growth Fund                   Overnight:  Sparrow Growth Fund

 c/o Mutual Shareholder Services,

                  c/o Mutual Shareholder Services,

 LLC

                  LLC

 8000 Town Centre Drive, Suite 400

                  8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

                  Broadview Heights, Ohio  44147

By Wire- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Shareholder Services at (888) 727-3301 to obtain instructions on how to set up your account and to obtain an account number.  You should be prepared at that time to provide the information on the application.

You must mail a signed application to Mutual Shareholder Services, LLC (the Fund’s transfer agent), at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Sales Charges Applicable to Class A Shares

Class A shares of the Fund are purchased at the public offering price through broker-dealers and other financial institutions. The public offering price for the Class A shares is the next determined net asset value per share plus a sales charge as shown in the table below.  Certain persons may be entitled to purchase shares of the Fund without paying a sales commission.  See “Purchases Without a Sales Charge.”

Amount of Investment	Sales Charge as a % of: Public Net Offering Amount Price Invested	Dealer Re-allowance as % of Public Offering Price
Less than $50,000 $50,000 but less than $100,000 $100,000 but less than $250,000 $250,000 but less than $500,000 $500,000 but less than $1,000,000 $1,000,000 or more	5.75% 6.10% 4.50% 4.71% 3.50% 3.63% 2.50% 2.56% 2.00% 2.04% None None	5.25% 4.00% 3.00% 2.15% 1.75% None

Sales Charge Reduction and Waivers

Breakpoint Discounts.  As the table above shows, the larger your investment in the Fund’s Class A shares, the lower the initial sales charge imposed on your purchase.  Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.”  You may be able to qualify for a breakpoint on the basis of a single purchase, or by aggregating the amounts of more than one purchase in the following ways:

•

Right of Accumulation.  Any “purchaser” may buy Class A shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate.  For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer.  In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.  The right of accumulation is subject to modification or discontinuance at any time with respect to all Class A shares purchased thereafter.

•

Letter of Intent.  A Letter of Intent for amounts of $50,000 in Class A shares or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing orders.  For purposes of a Letter of Intent, the “Amount of Investment” as referred to in the preceding sales charge table includes all purchases of Class A shares of the Fund over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned.  An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent.  Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal.  If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.  Please contact the Fund’s transfer agent to obtain a Letter of Intent application.

Shareholder’s Responsibility With Respect to Breakpoint Discounts.  To obtain any of the sales charge discounts set forth above, you must inform your financial adviser of the existence of any eligible amounts under any Rights of Accumulation or Letter of Intent, in accounts held by Family Members or other beneficiaries or participants at the time of purchase.  You must inform your financial adviser of all shares of the Fund held (i) in your account(s) at the financial adviser, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to Family Members.  IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISER OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount.  You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction.  As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Fund, its transfer agent, and financial intermediaries may not maintain this information.

Purchases Without a Sales Charge.  The persons described below may purchase and redeem Class A shares of the Fund without paying a sales charge.  In order to purchase Class A shares without paying a sales charge, you must notify the Fund’s transfer agent as to which conditions apply.

•

Trustees, directors, officers and employees of the Fund or other Sparrow Funds, the adviser and service providers of the Fund, including members of the immediate family of such individuals and employee benefit plans of such entities;

•

Broker-dealers with selling agreements with the Fund’s distributor or otherwise entitled to be compensated under the Fund’s 12b-1 Class A Distribution Plan (and employees, their immediate family members and employee benefit plans of such entities);

•

Registered representatives (and their immediate family members) of broker-dealers with selling agreements with the Fund’s distributor;

•

Tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Fund;

•

Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Fund’s distributor (and employees, their immediate family members and employee benefit plans of such entities);

•

Clients (who pay a fee to the relevant administrator or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator or financial intermediary has an agreement with the Fund’s distributor or the Fund for this purpose;

•

Clients of the Fund’s adviser who were not introduced to the adviser by a financial intermediary and, prior to the effective date of the Fund, executed investment management agreements with the adviser;

•

Separate accounts of insurance companies, provided the insurance company has an agreement with the Fund’s distributor or the Fund for this purpose;

•

Participants in wrap account programs, provided the broker-dealer, registered investment adviser or bank offering the program has an agreement with the Fund’s distributor or the Fund for this purpose;

•

Clients solicited by employees of the Fund’s adviser and who were not otherwise introduced to the Fund or the adviser by a financial intermediary within one year of the purchase.

All classes of shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund’s distributor.  When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares.  The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization.  Processing organizations may also impose other charges and restrictions in addition to, or different from, those applicable to investors who remain the shareholder of record of their shares.  Thus, an investor contemplating investing with the

Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Website Disclosure.  The Fund does not currently maintain a website.  Information about sales charges, including sales load breakpoints, the Right of Accumulation and Letters of Intent, is fully disclosed in this prospectus.  The Fund believes that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location.  Therefore, the Fund does not make the sales charge information available to investors on a website.

Contingent Deferred Sales Charge and Dealer Re-allowance.  There is no initial sales charge on purchases of Class A shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees; however, a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed if such Class A shares are redeemed within 18 months of their purchase, based on the lower of the shares’ cost or current net asset value.  Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.  The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans.  The Fund’s distributor receives the entire amount of any CDSC you pay.  See the SAI for additional information about the CDSC.

Except as stated below, the dealer of record receives commissions on sales of $1 million or more based on an investor’s cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value.  Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period.  Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales to qualified retirement plans for which no sales charge was paid because the plan had at least 200 eligible employees, the dealer of record receives commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, 0.50% of the next $16 million and 0.25% thereafter.

Under certain circumstances, the Fund’s distributor may change the re-allowance to dealers and may also compensate dealers out of its own assets.  Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933.  The Fund’s distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check, and mailing to Unified Fund Services, the Fund’s transfer agent.  Investments may be made monthly to allow dollar-cost averaging by automatically deducting the applicable minimum set forth in the table above from your bank checking account.  You may change the amount of your monthly purchase at any time.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Distribution Plans

The Fund has adopted a distribution plans for its Class A and Class C shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Fund pays an annual fee of up to 0.50% of the average daily net assets of the Fund invested in Class A shares and up to 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay no more than 0.25% of these amounts directly to the Fund’s adviser, to be used by the adviser to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Fund’s shareholders.

Because 12b-1 fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges.  Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment.  Each additional mail purchase request must contain:

-your name

-the name of your account(s)

-your account number(s)

-a check made payable to Sparrow Growth Fund

Checks should be sent to the Sparrow Growth Fund at the address listed under “Initial Purchase – By Mail.”  A bank wire should be sent as outlined under “Initial Purchase – By Wire.”

Tax Sheltered Retirement Plans

The Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call Shareholder Services about the IRA custodial fees at (888) 727-3301.

Other Purchase Information

Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Fund or person authorized by the Fund.  The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

The Fund may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  You may be prohibited or restricted from making future purchases in the Fund.  Checks should be made payable to the Fund.  The Fund and its transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

HOW TO EXCHANGE SHARES

You may exchange your shares of the Fund for another class of Fund.  In addition to the Class A and Class C shares, the Fund also offers No-Load Class shares, which are subject to a different fee structure and have no sales charge.  In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (888) 727-3301 to exchange shares.  An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above.  Requests for exchanges will be processed at the next calculated NAV after receipt of the request (e.g., prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time).

An exchange is made by selling your current class of shares of Fund and using the proceeds to buy shares of another class at the NAV next calculated after your request. For more information about the No-Load Class and its fee structure, call Shareholder Services at (888) 727-3301.  An exchange results in a sale of shares for federal income tax purposes.  If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

If your exchange creates a new account, you must satisfy the requirements of the Class in which shares are being purchased.  You may make an exchange to a new account or an existing account; however, the account ownership must be identical.  Exchanges may be made only in states where an exchange may legally be made.  The Fund reserves the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

The Fund typically expects that it will take between 5 business days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer.  The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities.  These redemption payment methods will be used in regular and stressed market conditions.   The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption.  A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.   The fee is subject to change.  Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.  If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail:  You may redeem any part of your account in the Fund by mail.  Your request should be addressed to:

U.S. Mail:

Sparrow Growth Fund

Overnight:

Sparrow Growth Fund

c/o Mutual Shareholder

c/o Mutual Shareholder

   Services, LLC

   Services, LLC

8000 Town Centre Drive

8000 Town Centre Drive

Suite 400

Suite 400

Broadview Heights, Ohio  44147

Broadview Heights, Ohio  44147

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in proper form are processed at the net asset value next calculated after we receive your order in proper form, less any applicable CDSC.  To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require a signature guarantee for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  For joint accounts, both signatures must be guaranteed.  Please call Shareholder Services at (888) 727-3301 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone:  You may redeem any part of your account in the Fund by calling Shareholder Services at (888) 727-3301.  You must first complete the Telephone Redemption section of the investment application to institute this option.  Telephone redemption requests are subject to the signature guarantee requirements set forth in the previous paragraph.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving, and in a timely fashion, responding to telephone requests for redemptions.  If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Policy on Market Timing:  The Fund discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees will not permit the Fund to enter into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Upon identification of any investor who makes two trades into and out of the Fund (each a “roundtrip”) within one year, the Fund will send a written warning to such investor that if such trading continues, they will be forbidden from any further trading in the Fund.  Should any roundtrip take place after the investor has received such warning, the investor will be forbidden from making future purchases of Fund shares.

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  Consequently, the Fund may not have knowledge of the identity of investors and their transactions.  Under a Securities and Exchange Commission rule, the Fund is required to have an agreement with its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions.  However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place.  Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.  The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Additional Information:  If you are not certain of the requirements for a redemption please call Shareholder Services at (888) 727-3301.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.   You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund falls below the applicable minimum for your account type due to redemptions, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  The Board may close the Fund upon notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax adviser .

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS.  The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

TAXES.  Net investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses.  The dividends you receive, whether or not reinvested, will be taxed as ordinary income.  Dividends normally will be distributed by the Fund on an annual basis.

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss) to shareholders at least once a year.  Capital gains are generated when the Fund sells its capital assets for a profit.  Capital gains are taxed differently depending on how long the Fund has held the capital asset sold.  Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares.  If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•

Postal or other delivery service is unable to deliver checks to the address of record;

•

Dividends and capital gain distributions are not cashed within 180 days; or

•

Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  When reinvested, those amounts are subject to the risk of loss like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for Class A and Class C shares for the past 5 years. The tables below contain information regarding the Fund’s Class A and Class C shares.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Class A shares or Class C shares (assuming reinvestment of all dividends and distributions).  Certain information reflects financial results for a single Class A or Class C share.  This information has been audited by the Fund’s independent registered public accounting firm, Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request and without charge by calling Shareholder Services at (888) 727-3301.

Class A Shares

Selected data for a share outstanding throughout the year.

	Years Ended
	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Year	$ 29.89	$ 21.04	$ 17.25	$ 19.27	$ 19.10

Loss From Investment Operations:
Net Investment Loss (a)	(0.53)	(0.51)	(0.27)	(0.19)	(0.33)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.96)	10.89	4.06	(1.37)	1.08
Total from Investment Operations	(2.49)	10.38	3.79	(1.56)	0.75

Distributions:
Realized Gains	(1.22)	(1.53)	-	(0.46)	(0.58)
Total from Distributions	(1.22)	(1.53)	-	(0.46)	(0.58)

Net Asset Value, at End of Year	$ 26.18	$ 29.89	$ 21.04	$ 17.25	$ 19.27

Total Return (b)	(6.80)%	52.41%	21.97%	(8.18)%	4.07%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,367	$ 11,178	$ 6,984	$ 7,587	$ 8,995

Ratio of Expenses to Average Net Assets	2.10%	2.21%	2.65%	2.45%	2.36%
Ratio of Net Investment Loss to Average Net Assets	(2.06)%	(2.13)%	(1.50)%	(1.09)%	(1.71)%

Portfolio Turnover (c)	23.94%	42.85%	255.67%	116.66%	108.56%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

Class C Shares

Selected data for a share outstanding throughout the year.

	Years Ended
	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Year	$ 28.21	$ 20.03	$ 16.51	$ 18.55	$ 18.50

Loss From Investment Operations:
Net Investment Loss (a)	(0.62)	(0.61)	(0.32)	(0.26)	(0.41)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.87)	10.32	3.84	(1.32)	1.04
Total from Investment Operations	(2.49)	9.71	3.52	(1.58)	0.63

Distributions:
Realized Gains	(1.22)	(1.53)	-	(0.46)	(0.58)
Total from Distributions	(1.22)	(1.53)	-	(0.46)	(0.58)

Net Asset Value, at End of Year	$ 24.50	$ 28.21	$ 20.03	$ 16.51	$ 18.55

Total Return (b)	(7.22)%	51.67%	21.32%	(8.61)%	3.55%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,771	$ 1,968	$ 179	$ 476	$ 484

Ratio of Expenses to Average Net Assets	2.60%	2.61%	3.19%	2.93%	2.85%
Ratio of Net Investment Loss to Average Net Assets	(2.56)%	(2.55)%	(1.88)%	(1.55)%	(2.20)%

Portfolio Turnover (c)	23.94%	42.85%	255.67%	116.66%	108.56%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to affiliated or unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information.  The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund.  Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund’s affiliates.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Call Shareholder Services at (888) 727-3301 to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.  The Fund will send the requested documents within 3 business days of receipt of the request.  Due to the costs of maintaining a website, the Sparrow Growth Fund does not currently maintain a website from which the SAI or annual and semi-annual reports can be downloaded.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-08897

26

Sparrow Growth Fund

No-Load Class

(SGNFX)

Prospectus

December 31, 2019

INVESTMENT OBJECTIVE:

Long term capital appreciation

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Beginning January 1, 2021, the Fund intends to meet its shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Fund’s website, www.sparrowcapital.com, rather than delivering paper copies.  You will be notified by mail each time a report is posted and provided with a website link to access the report.  You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (888) 727-3301.

You may elect to receive shareholders reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Fund at (888) 727-3301.  If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

TABLE OF CONTENTS

SPARROW GROWTH FUND SUMMARY

1

INVESTMENT OBJECTIVE

1

FEES AND EXPENSES OF THE FUND’S NO-LOAD CLASS

1

PORTFOLIO TURNOVER

1

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

2

PRINCIPAL RISKS OF INVESTING IN THE FUND

2

IS THE FUND RIGHT FOR YOU?

4

PERFORMANCE

4

MANAGEMENT

7

PURCHASE AND SALE OF FUND NO-LOAD CLASS SHARES

7

TAX INFORMATION

7

FINANCIAL INTERMEDIARY COMPENSATION

7

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS  8

INVESTMENT OBJECTIVE

8

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

8

TEMPORARY DEFENSIVE POSITIONS

9

PRINCIPAL RISKS OF INVESTING IN THE FUND

9

PORTFOLIO HOLDINGS

11

MANAGEMENT OF THE FUND

11

DETERMINATION OF NET ASSET VALUE

12

HOW TO BUY NO-LOAD CLASS SHARES

13

AUTOMATIC INVESTMENT PLAN

15

DISTRIBUTION PLAN

15

ADDITIONAL INVESTMENTS

15

TAX SHELTERED RETIREMENT PLANS

16

OTHER PURCHASE INFORMATION

16

HOW TO EXCHANGE SHARES

16

HOW TO REDEEM SHARES

17

DIVIDENDS, DISTRIBUTIONS AND TAXES

19

FINANCIAL HIGHLIGHTS

21

PRIVACY POLICY

23

FOR MORE INFORMATION

24

SPARROW GROWTH FUND SUMMARY

Investment Objective

The investment objective of the Sparrow Growth Fund is long-term capital appreciation.

Fees and Expenses of the Fund’s No-Load Class

This table describes the fees and expenses that you may pay if you buy and hold No-Load Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	No-Load Class
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees*	NONE
Other Expenses	0.60%

Total Annual Fund Operating Expenses*	1.60%

* Restated to reflect current fees.

Example:

The example below is intended to help you compare the cost of investing in the Fund’s No-Load Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s No-Load Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s No-Load Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$163	$505	$871	$1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.94% of the average value of its portfolio.

1

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser.  The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum.  These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category.  The Fund may invest without limitation in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”).  Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk.  The Fund is not a complete investment program.  As with any mutual fund investment, the Fund’s returns will vary and you could lose money.  The following are the principal risks of investing in the Fund:

•

Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

•

Company Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.  The value of an individual company can be more volatile than the market as a whole.

•

Growth Style Investing Risk.  If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•

Management Risk.  If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

•

Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

2

•

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•

The earnings and prospects of smaller companies are more volatile than larger companies.

•

Smaller companies may experience higher failure rates than do larger companies.

•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•

Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Fixed Income Risk.  The issuer of a bonds may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.  If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.  The value of fixed income securities generally decreases when interest rates rise and increases when interest rates fall.

•

Foreign and Emerging Markets Securities Risk.  Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.  To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.

•

Sector Risk.  If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

o

Technology Sector Risk.  Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Is the Fund Right for You?

The Fund may be suitable for:

•

Long-term investors seeking a mutual fund with a growth investment strategy

•

Investors willing to accept price fluctuations in their investment

•

Investors who can tolerate the risks associated with common stocks

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund’s No-Load Class by showing changes in the Fund’s No-Load Class’s performance from year to year and by

3

showing how the Fund’s No-Load Class’s average annual returns for 1-year, 5-year and 10-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

No-Load Class Annual Total Returns as of December 31st

40.00%
35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
19.93%
13.45%
4.51%
12.07%
37.67%
1.07%
-0.73%
-4.18%
31.63%
6.73%
2009
2010
2011
2012
2013
2014
2015
2016
2017
2018

2009	19.93%
2010	13.45%
2011	4.51%
2012	12.07%
2013	37.67%
2014	1.07%
2015	-0.73%
2016	-4.18%
2017	31.63%

4

2018	6.73%

* The Fund’s No-Load Class year-to-date performance as of September 30, 2019 was 11.57%.

During the period shown in the chart for the No-Load Class, the highest return for a quarter was 17.60% (quarter ended September 30, 2009); and the lowest return was -25.67% (quarter ended December 31, 2018).  Prior to October 1, 2008, the Fund’s No-Load Class shares were called Class C shares, and the fee structure was changed.  Those shares sold before October 1, 2008 were subject to a contingent deferred sales load, which is not reflected in returns set forth in the bar chart above.  If the contingent deferred sales load was included, the returns would be less than those shown.  The Fund’s current Class C share class is offered under a separate prospectus.

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Year	10 Year
No-Load Class
Return Before Taxes	6.73%	6.20%	11.47%
Return After Taxes on Distributions	5.15%	5.20%	10.75%
Return After Taxes on Distributions and Sale of Fund Shares	4.93%	4.70%	9.43%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only the Fund’s No-Load Class, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

Management

Investment Adviser:  Sparrow Capital Management, Inc., is the Fund’s investment adviser.

Portfolio Manager: Gerald Sparrow, the President and Chief Investment Officer of the adviser, is and has been the Fund’s sole portfolio manager since its inception in 1998.

Purchase and Sale of Fund No-Load Class Shares

The minimum initial investment in the Fund’s No-Load Class is set forth in the table below.

5

Account Type	Minimum Investments For No-Load Class shares
Initial Investments: • Taxable Accounts • Qualified Retirement Accounts • Qualified Retirement Accounts and Educational IRAs, each with Automatic Investment Plan • Educational IRAs	• $2,500 • $250 • No minimum • $500
Subsequent Investments: • Taxable Accounts • Qualified Retirement Accounts • Qualified Retirement Accounts and Educational IRAs, each with Automatic Investment Plan • Educational IRAs	• $100 • $50 • $50 for minimum of 12 consecutive months • No minimum

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information

Dividends and capital gain distributions you receive from the Fund are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k).

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Sparrow Growth Fund (the “Fund”) is long-term capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of foreign and U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser.  The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum.  These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength.

6

The adviser believes that buying stocks of good businesses with strong earnings-per-share growth prospects at reasonable prices is the best formula for long-term success, rather than chasing hot sectors.  In determining whether prices are reasonable, the adviser attempts to determine value by comparing a company’s assets and business strengths to the current price of the company’s stock.  In valuing a company, the adviser takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company’s business.  To assess management strength, the adviser looks for characteristics such as a long-term record of success or positive opinions from industry observers.  The adviser also may select stocks of companies whose businesses it expects to be impacted in a favorable manner by new products, services or contracts, regulatory action and/or trends in the economy.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category.  This means the Fund may invest in companies of all sizes, which includes large-, mid-, and small-cap securities.  Small-cap companies are defined by the adviser has those having market capitalization of less than $1 billion.  Mid-cap companies are defined by the adviser as those having market capitalization between $1 billion and $5 billion.  Large-cap companies are defined by the adviser as those having market capitalization in excess of $5 billion.  The Fund may invest in stocks of foreign issuers operating in developed or emerging markets through American Depositary Receipts (“ADRs”).  ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.  Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

The Fund may invest up to 15% of its assets in corporate and government bonds that are rated investment grade at the time of purchase (BBB/Baa or higher by S&P or Moody’s or, unrated, but determined to be of comparable quality by the adviser).  The Fund may retain securities that are subsequently downgraded or in default, or the adviser may sell them in an orderly manner.  The Fund typically invests in debt securities of a company if the adviser believes that the company’s bonds offer more potential for participating in the company’s long-term prospects than could be achieved by investing in the company’s other available securities.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.  The Fund may also invest in these money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

7

Principal Risks of Investing in the Fund

•

Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund’s share price to fall.

•

Company Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.  The value of an individual company can be more volatile than the market as a whole.

•

Growth Style Investing Risk.  The Fund typically invests in companies that appear to be growth-oriented companies.  Growth companies are companies that the adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on divided income.  If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•

Management Risk.  The adviser’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective.  If the adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

•

Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•

The earnings and prospects of smaller companies are more volatile than larger companies.

•

Smaller companies may experience higher failure rates than do larger companies.

•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•

Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Fixed Income Risk.  The issuer of a bonds may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.  If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.  Fixed income securities

8

are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise.

•

Foreign and Emerging Markets Securities Risk.  Common stocks of companies in foreign countries may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.  To the extent that the Fund invests in securities of foreign companies located in emerging markets, it will be subject to additional risks that can increase the potential for losses in the Fund.  These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

•

Sector Risk.  If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.  For example, the Fund may have a greater focus in technology companies than the S&P 500 and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

o

Technology Sector Risk.  Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel.

Portfolio Holdings

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.  Shareholders may request portfolio holdings schedules at no charge by calling (888) 727-3301.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or

9

otherwise disrupt operations, business processes, or website access or functionality.  Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in: financial losses; interference with the Fund's ability to calculate NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUND

Investment Adviser:  Sparrow Capital Management, Inc., 211 North Broadway, Suite 2080, St. Louis, Missouri  63102, manages the Fund’s investments.  The adviser is an independent registered investment adviser and, as of November 30, 2019, had over $162.1 million of equity and fixed income assets under management.  Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds.  The firm was founded in 1988 by President Gerald R. Sparrow.  Mr. Sparrow controls the adviser.

 For the fiscal year ended August 31, 2019, the Fund paid the adviser a management fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s annual report for the year ended August 31, 2019 contains information about the factors that the Board of Trustees considered in renewing the Fund’s management agreement with Sparrow Capital Management on July 25, 2019.

Portfolio Manager: Mr. Gerald Sparrow is the Fund’s sole portfolio manager, with day-to-day responsibility for managing the Fund’s portfolio and selecting its portfolio securities.  Mr. Sparrow is the President and Chief Investment Officer of the adviser and guides the growth, development, and overall investment philosophy of the adviser.  Mr. Sparrow has over 20 years of investment management experience.  In addition to his responsibilities at the adviser, Mr. Sparrow also serves as the general partner of a private investment partnership.  Mr. Sparrow graduated summa cum laude from the University of Missouri with a BS in Business in 1985 and he received an MBA from Washington University in 1987.  Mr. Sparrow has served as a portfolio manager for the Fund since its inception in 1998.

The Fund’s Statement of Additional Information provides additional information about the portfolio manager, including his compensation, other accounts that he manages, and his ownership of shares of the Fund.

10

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares of the Fund is based on the net asset value per share (“NAV”).  The No-Load Class NAV is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on each business day on which the New York Stock Exchange is open for trading (“Business Day”).  The Stock Exchange is closed on weekends, most Federal holidays, and during some emergencies. The No-Load Class NAV is calculated separately by dividing the value of the total assets of the class (including dividends and interest accrued but not yet received) minus liabilities of the class (including accrued expenses) by the total number of outstanding shares of the class.  Purchases and redemptions of No-Load Class shares of the Fund will be made at the NAV next calculated after an order is received by the Fund, or a person authorized by the Fund,  in proper form.  Because the value of the Fund’s investment portfolio changes every Business Day, the NAV usually changes as well.

Securities held by the Fund generally are valued at market value. Short-term securities with maturities of 60 days or less are valued based on amortized cost.  If market quotations are not readily available or are deemed unreliable, the security will be valued at a fair value determined in good faith by the adviser, in accordance with policies and procedures adopted and regularly reviewed for appropriateness and accuracy by the Board of Trustees.  Fair valuation also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Investments in foreign securities or other thinly traded securities are more likely to trigger fair valuation than other securities. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.

HOW TO BUY NO-LOAD CLASS SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The No-Load Class shares are sold to clients of registered investment advisers, financial planners or other institutional investors or other platform offered by any 401(k) plan, bank, trust company or broker-dealer that has entered into a selling agreement with the Fund’s distributor.  The No-Load Class shares may also be purchased directly from the Fund through the distributor or the Fund’s adviser.  For more information, call Mutual Shareholder Services, LLC (“Shareholder Services”) at (888) 727-3301.  The No-Load shares are purchased at net asset value without deducting a sales charge.  You do not pay an initial sales charge on purchases of No-Load shares and all of your purchase payment is immediately invested in the Fund.   The Fund offers two other classes of shares.  Each class of the Fund has its own fee structure, allowing you to choose the class that best meets your situation. There are many factors to consider when choosing the share class that is appropriate for your investment needs. Some of these

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include the amount of your initial investment, the total amount you intend to invest over time, and how long you intend to hold your investment before redeeming your shares of the Fund. Only the No-Load Class shares are offered in this prospectus.

You may purchase No-Load Class shares of the Fund by investing the minimum amount required for the type of shares you are purchasing, and the type of account that you open, as described below.  The adviser may waive these minimum investments in its sole discretion.  If your investment is aggregated into an omnibus account established by an investment adviser, broker-dealer or other financial intermediary, the investment minimums apply to the omnibus account, not to your individual account; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus.  If you purchase or redeem shares through a financial intermediary, you may be charged a fee by that intermediary.

Account Type	Minimum Investments For No-Load Class shares

Initial Investments:

•

Taxable Accounts

•

Qualified Retirement Accounts

•

Qualified Retirement Accounts with Automatic Investment Plan

•

Educational IRAs

•

Educational IRAs with Automatic Investment Plans

• $2,500 • $250 • No minimum • $500 • No minimum

Subsequent Investments:

•

Taxable Accounts

•

Qualified Retirement Accounts

•

Qualified Retirement Accounts with Automatic Investment Plan

•

Educational IRAs

•

Educational IRAs with Automatic Investment Plan

• $100 • $50 • $50 for minimum of 12 consecutive months • No minimum • $50 for minimum of 12 consecutive months

Initial Purchase – You may open an account and make an initial investment through securities dealers having a sales agreement with the Fund’s distributor.  You may also invest directly by mail or by wire:

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By Mail- To be in proper form, your initial purchase request must include:

•

a completed and signed investment application form which accompanies this Prospectus; and

•

a check (subject to the minimum amounts) made payable to the Fund.

Mail the completed application and check to:

U.S. Mail:  Sparrow Growth Fund                   Overnight:  Sparrow Growth Fund

 c/o Mutual Shareholder Services,

                   c/o Mutual Shareholder Services,

 LLC

LLC

 8000 Town Centre Drive

8000 Town Centre Drive

 Suite 400

Suite 400

 Broadview Heights, Ohio  44147

Broadview Heights, Ohio  44147

By Wire- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so.  To wire money, you must call Shareholder Services at (888) 727-3301 to obtain instructions on how to set up your account and to obtain an account number.  You should be prepared at that time to provide the information on the application.

You must mail a signed application to Mutual Shareholder Services, LLC (the Fund’s transfer agent), at the above address in order to complete your initial wire purchase.  Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check, and mailing to Unified Fund Services, the Fund’s transfer agent.  Investments may be made monthly to allow dollar-cost averaging by automatically deducting the applicable minimum set forth in the table above from your bank checking account.  You may change the amount of your monthly purchase at any time.  If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment.  Each additional mail purchase request must contain:

-your name

-the name of your account(s)

-your account number(s)

-a check made payable to Sparrow Growth Fund

Checks should be sent to the Sparrow Growth Fund at the address listed under “Initial Purchase – By Mail.”  A bank wire should be sent as outlined under “Initial Purchase – By Wire.”

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Tax Sheltered Retirement Plans

The Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options.  Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian.  Call Shareholder Services about the IRA custodial fees at (888) 727-3301.

Other Purchase Information

No-Load shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Fund or person authorized by the Fund.  The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.  If you choose to purchase shares directly from the Fund, you will not incur charges on purchases and redemptions.  However, if you purchase or redeem shares through an intermediary, you may be charged a fee by that intermediary.

The Fund may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  You may be prohibited or restricted from making future purchases in the Fund.  Checks should be made payable to the Fund.  The Fund and its transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.  Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000.  In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

HOW TO EXCHANGE SHARES

You may exchange your No-Load Class shares of the Fund for another class of Fund.  In addition to the No-Load Class shares, the Fund also offers Class A shares and Class C shares, which are subject to different fee structures, including sales charges.  In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (888) 727-3301 to exchange shares.  An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above.  Requests for exchanges will be processed at the next calculated NAV after receipt of the request (e.g., prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time).

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An exchange is made by selling your No-Load Class shares of Fund and using the proceeds to buy shares of another class at the NAV next calculated after your request, plus any applicable sales charge. For more information about the Class A shares and Class C shares and the sales charges imposed on purchases of such shares, call Shareholder Services at (888) 727-3301.  An exchange results in a sale of shares for federal income tax purposes.  If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

If your exchange creates a new account, you must satisfy the requirements of the Class in which shares are being purchased.  You may make an exchange to a new account or an existing account; however, the account ownership must be identical.  Exchanges may be made only in states where an exchange may legally be made.  The Fund reserves the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

The Fund typically expects that it will take between 5 business days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer.  The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities.  These redemption payment methods will be used in regular and stressed market conditions.   The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption.  A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  The fee is subject to change.  Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.  If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail:  You may redeem any part of your account in the Fund by mail.  Your request should be addressed to:

U.S. Mail:

Sparrow Growth Fund

Overnight:

Sparrow Growth Fund

c/o Mutual Shareholder

c/o Mutual Shareholder

   Services, LLC

   Services, LLC

8000 Town Centre Drive

8000 Town Centre Drive

Suite 400

Suite 400

Broadview Heights, Ohio  44147

Broadview Heights, Ohio  44147

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in proper form are processed at the net asset value next calculated after we receive your order in proper form.  To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Fund may also require a signature guarantee for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

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You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  For joint accounts, both signatures must be guaranteed.  Please call Shareholder Services at (888) 727-3301 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone:  You may redeem any part of your account in the Fund by calling Shareholder Services at (888) 727-3301.  You must first complete the Telephone Redemption section of the investment application to institute this option.  Telephone redemption requests are subject to the signature guarantee requirements set forth in the previous paragraph.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving, and in a timely fashion, responding to telephone requests for redemptions.  If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Policy on Market Timing:  The Fund discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees will not permit the Fund to enter into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Upon identification of any investor who makes two trades into and out of the Fund (each a “roundtrip”) within one year, the Fund will send a written warning to such investor that if such trading continues, they will be forbidden from any further trading in the Fund.  Should any roundtrip take place after the investor has received such warning, the investor will be forbidden from making future purchases of Fund shares.

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund.  Consequently, the Fund may not have knowledge of the identity of investors and their transactions.  Under a Securities and Exchange Commission rule, the Fund is required to have an agreement with its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions.  However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place.  Certain intermediaries, in particular retirement plan sponsors and

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administrators, may have less restrictive policies regarding short-term trading.  The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

Additional Information:  If you are not certain of the requirements for a redemption please call Shareholder Services at (888) 727-3301.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.   You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund falls below the applicable minimum for your account type due to redemptions, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  The Board may close the Fund upon notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax adviser .

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS.  The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains.  These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

TAXES.  Net investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses.  The dividends you receive, whether or not reinvested, will be taxed as ordinary income.  Dividends normally will be distributed by the Fund on an annual basis.

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss) to shareholders at least once a year.  Capital gains are generated when the Fund sells its capital assets for a profit.  Capital gains are taxed differently depending on how long the Fund has held the capital asset sold.  Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how

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long you have held your shares.  If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares.  Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.  The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account.  Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•

Postal or other delivery service is unable to deliver checks to the address of record;

•

Dividends and capital gain distributions are not cashed within 180 days; or

•

Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  When reinvested, those amounts are subject to the risk of loss like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund’s No-Load Class (assuming reinvestment of all dividends and distributions).  Certain information reflects financial results for a single No-Load Class share.  This information has been audited by the Fund’s independent registered public accounting firm, Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request and without charge by calling Shareholder Services at (888) 727-3301.

Selected data for a share outstanding throughout the year.

	Years Ended
	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015

Net Asset Value, at Beginning of Year	$ 28.93	$ 20.37	$ 16.66	$ 18.58	$ 18.40

Loss From Investment Operations:
Net Investment Loss (a)	(0.45)	(0.44)	(0.23)	(0.13)	(0.27)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.91)	10.53	3.94	(1.33)	1.03
Total from Investment Operations	(2.36)	10.09	3.71	(1.46)	0.76

Distributions:
Realized Gains	(1.22)	(1.53)	-	(0.46)	(0.58)
Total from Distributions	(1.22)	(1.53)	-	(0.46)	(0.58)

Net Asset Value, at End of Year	$ 25.35	$ 28.93	$ 20.37	$ 16.66	$ 18.58

Total Return (b)	(6.57)%	52.72%	22.27%	(7.94)%	4.29%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,016	$ 9,446	$ 4,214	$ 3,151	$ 2,955

Ratio of Expenses to Average Net Assets	1.85%	1.94%	2.39%	2.18%	2.09%
Ratio of Net Investment Loss to Average Net Assets	(1.81)%	(1.87)%	(1.29)%	(0.79)%	(1.43)%

Portfolio Turnover (c)	23.94%	42.85%	255.67%	116.66%	108.56%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to affiliated or unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information.  The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund.  Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund’s affiliates.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Call Shareholder Services at (888) 727-3301 to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.  The Fund will send the requested documents within 3 business days of receipt of the request.  Due to the costs of maintaining a website, the Sparrow Growth Fund does not currently maintain a website from which the SAI or annual and semi-annual reports can be downloaded.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-08897

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